RELATED PARTY TRANSACTIONS (Schedule of Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Short-term employee benefits	$ 800	$ 863
Performance related bonus	213	210
Post-employment benefits	42	44
Share-based compensation benefits	542	1,041
Total compensation	$ 1,597	$ 2,158